Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term California Municipal Fund))	0 Months Ended
	Nov. 28, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	4.70%	[1]
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[2]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[2]
Class A
Average Annual Return:
1 Year	3.27%
5 Years (or life of class, if less)	2.54%
10 Years (or life of class, if less)	4.16%
Inception Date	Feb. 25, 2004
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.27%
5 Years (or life of class, if less)	2.54%
10 Years (or life of class, if less)	4.16%
Inception Date	Feb. 25, 2004
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.86%
5 Years (or life of class, if less)	2.80%
10 Years (or life of class, if less)	4.21%
Inception Date	Feb. 25, 2004
Class B
Average Annual Return:
1 Year	2.12%
5 Years (or life of class, if less)	2.18%
10 Years (or life of class, if less)	4.20%
Inception Date	Feb. 25, 2004
Class C
Average Annual Return:
1 Year	5.20%
5 Years (or life of class, if less)	2.49%
10 Years (or life of class, if less)	3.81%
Inception Date	Feb. 25, 2004
Class Y
Average Annual Return:
1 Year	7.57%
5 Years (or life of class, if less)	5.82%
10 Years (or life of class, if less)
Inception Date	Nov. 29, 2010

[1]	From 2/29/04
[2]	From 11/30/10